Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash	$ 2,005	$ 2,620
Accounts receivable, net	16,438	8,710
Inventory, net	884	3,825
Deferred costs	1,744	2,201
Prepaid expenses and other current assets	67	268
Total current assets	21,138	17,624
Operating lease assets	583	516
Property and equipment, net	751	239
Deferred costs, net of current portion	2,097	1,258
Deferred tax assets	1,973	2,659
Intangible assets, net	4,663	2,394
Goodwill	8,128	6,990
Other assets	22	19
Total assets	39,355	31,699
Current liabilities:
Accounts payable	12,852	10,589
Accrued expenses and other current liabilities	2,807	2,222
Deferred revenue	4,617	3,630
Line of credit	1,206	3,177
Current portion of debt		144
Due to related parties	34	124
Current portion of operating lease liabilities	261	140
Total current liabilities	21,777	20,026
Deferred revenue, net of current portion	3,140	1,979
Long-term debt	1,361	390
Noncurrent portion of operating lease liabilities	340	388
Other	873
Total liabilities	27,491	22,783
Commitments and contingencies (Note 13)
Stockholders’ equity:
Preferred stock, $0.001 par value; 10,000 shares authorized; no shares issued or outstanding
Common stock, $0.001 par value; 50,000 shares authorized; 13,576 and 13,576 shares issued and outstanding, respectively	14	14
Additional paid-in capital	38,229	38,142
Accumulated deficit	(26,379)	(29,240)
Total stockholders’ equity	11,864	8,916
Total liabilities and stockholders’ equity	$ 39,355	$ 31,699